Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Contract liabilities
Summary of contract liabilities arising from barter deals with sports rights licensors

		Unsatisfied performance
in €‘000	Barter deals	obligations
2024	10,618	898,546
2025	8,518	415,465
2026	7,609	283,818
2027	7,011	39,165
2028 and thereafter	15,626	64,944
Total	49,382	1,701,938

		Unsatisfied performance
in €‘000	Barter deals	obligations
2023	3,114	622,425
2024	2,716	204,780
2025	912	74,168
2026	518	6,404
2027 and thereafter	1,131	36,165
Total	8,391	943,942